Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Curian Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001505208
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	CST
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 04, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Curian/PIMCO Total Return Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Heading]	rr_RiskHeading	The following risk disclosure is added to the sections entitled "Principal Risks of Investing in the Fund" on pages 3, 8, and 13 of the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Redemption Risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs.

Curian/PIMCO Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Heading]	rr_RiskHeading	The following risk disclosure is added to the sections entitled "Principal Risks of Investing in the Fund" on pages 3, 8, and 13 of the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Redemption Risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs.

Curian/WMC International Equity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Heading]	rr_RiskHeading	The following risk disclosure is added to the sections entitled "Principal Risks of Investing in the Fund" on pages 3, 8, and 13 of the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Redemption Risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs.